Pension Plan (Plan's Weighted-Average Asset Allocations By Category) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	$ 7,430,467	$ 6,261,098	$ 5,820,238
Weighted-average asset allocation, %	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	3,675,700	3,054,602
Weighted-average asset allocation, %	49.00%	49.00%
Debt Securities - Corporate Issues [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	2,552,642	1,864,195
Weighted-average asset allocation, %	34.00%	30.00%
Debt Securities - U.S. Government Issues [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	996,873	1,044,798
Weighted-average asset allocation, %	14.00%	16.00%
Cash (Money Market, Accrued Income) [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	$ 205,252	$ 297,503
Weighted-average asset allocation, %	3.00%	5.00%